Statement of Operations - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 1,373,269	$ 585,451
Franchise tax expense	50,000	116,667
Loss from operations	(1,423,269)	(702,118)
Other income (expense), net:
Interest earned on marketable securities held in Trust Account	14,038	46,957
Warrant offering costs		(747,112)
Change in fair value of warrant liabilities	(18,553,333)	(5,940,000)
Other expense, net	(18,539,295)	(6,640,155)
Loss before provision for income taxes	(19,962,564)	(7,342,273)
Provision for income taxes
Net loss	$ (19,962,564)	$ (7,342,273)
Class A Common Stock
Other income (expense), net:
Weighted average shares outstanding (in Shares)	30,000,000	30,000,000
Basic and diluted income per share (in Dollars per share)
Class B Common Stock
Other income (expense), net:
Weighted average shares outstanding (in Shares)	7,500,000	7,500,000
Basic and diluted income per share (in Dollars per share)	$ (2.66)	$ (0.98)